Equity - contributed equity - Summary of movements in ordinary share capital (Detail) - AUD ($)																										12 Months Ended
	Mar. 03, 2023	Feb. 18, 2023	Jan. 16, 2023	Jan. 11, 2023	Oct. 28, 2022	Oct. 07, 2022	Sep. 14, 2022	Sep. 13, 2022	Sep. 12, 2022	Aug. 12, 2022	Aug. 11, 2022	Aug. 10, 2022	Aug. 09, 2022	Aug. 08, 2022	Jul. 07, 2022	Jun. 30, 2022	Jun. 20, 2022	Jun. 15, 2022	Jun. 14, 2022	Jun. 09, 2022	Jun. 06, 2022	Jun. 02, 2022	May 24, 2022	May 05, 2022	Dec. 15, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of classes of share capital [line items]
Beginning Balance																										$ 18,275,000	$ 37,853,000	$ 14,125,000
Issue of shares																										13,373,000	4,202,000	273,000
Ending balance																$ 18,275,000										$ 12,050,000	$ 18,275,000	$ 37,853,000
Contributed equity [member]
Disclosure of classes of share capital [line items]
Beginning Balance																										138,755,376	132,012,209
Ending Balance																138,755,376										228,029,114	138,755,376	132,012,209
Beginning Balance																										$ 84,480,249	$ 80,290,062	$ 48,781,000
Issue of shares																										13,373,000	4,202,000	273,000
Ending balance																$ 84,480,249										$ 97,452,246	$ 84,480,249	$ 80,290,062
Conversion of options [member]
Disclosure of classes of share capital [line items]
Issue price																									$ 0.668
Conversion of options [member] | Contributed equity [member] | 15 December 2021 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																											25,000
Issue of shares																											$ 16,700
Scientific Advisory Board [member]
Disclosure of classes of share capital [line items]
Issue price							$ 0.21
Scientific Advisory Board [member] | Contributed equity [member] | 14 September 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																										60,000
Issue of shares																										$ 12,600
Share issue transaction costs [member]
Disclosure of classes of share capital [line items]
Issue price																$ 0										$ 0
Share issue transaction costs [member] | Contributed equity [member]
Disclosure of classes of share capital [line items]
Issue of shares																										$ (400,750)	$ (492,735)
Conversion of Triaxial Convertible Note [Member]
Disclosure of classes of share capital [line items]
Issue price																								$ 0.25
Conversion of Triaxial Convertible Note [Member] | Contributed equity [member] | 5 May 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																											1,855,357
Issue of shares																											$ 464,000
ATM issue of shares No. 1 [Member]
Disclosure of classes of share capital [line items]
Issue price																							$ 0.826
ATM issue of shares No. 1 [Member] | Contributed equity [member] | 24 May 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																											10,000
Issue of shares																											$ 8,256
ATM issue of shares No. 2 [Member]
Disclosure of classes of share capital [line items]
Issue price																						$ 0.802
ATM issue of shares No. 2 [Member] | Contributed equity [member] | 2 June 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																											10,000
Issue of shares																											$ 8,025
ATM issue of shares No. 3 [Member]
Disclosure of classes of share capital [line items]
Issue price																					$ 0.837
ATM issue of shares No. 3 [Member] | Contributed equity [member] | 6 June 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																											88,710
Issue of shares																											$ 74,258
ATM issue of shares No. 4 [Member]
Disclosure of classes of share capital [line items]
Issue price																				$ 0.84
ATM issue of shares No. 4 [Member] | Contributed equity [member] | 9 June 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																											603,500
Issue of shares																											$ 507,035
ATM issue of shares No. 5 [Member]
Disclosure of classes of share capital [line items]
Issue price																			$ 0.824
ATM issue of shares No. 5 [Member] | Contributed equity [member] | 14 June 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																											75,940
Issue of shares																											$ 62,583
ATM issue of shares No. 6 [Member]
Disclosure of classes of share capital [line items]
Issue price																		$ 0.83
ATM issue of shares No. 6 [Member] | Contributed equity [member] | 15 June 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																											2,000
Issue of shares																											$ 1,661
ATM issue of shares No. 7 [Member]
Disclosure of classes of share capital [line items]
Issue price																	$ 0.869
ATM issue of shares No. 7 [Member] | Contributed equity [member] | 20 June 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																											4,072,660
Issue of shares																											$ 3,540,403
ATM issue of shares No. 8 [Member]
Disclosure of classes of share capital [line items]
Issue price															$ 0.7102
ATM issue of shares No. 8 [Member] | Contributed equity [member] | 7 July 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																										573,370
Issue of shares																										$ 407,201
ATM issue of shares No. 9 [Member]
Disclosure of classes of share capital [line items]
Issue price														$ 0.3316
ATM issue of shares No. 9 [Member] | Contributed equity [member] | 8 August 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																										8,561,490
Issue of shares																										$ 2,839,346
ATM issue of shares No. 10 [Member]
Disclosure of classes of share capital [line items]
Issue price													$ 0.2723
ATM issue of shares No. 10 [Member] | Contributed equity [member] | 9 August 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																										10,000
Issue of shares																										$ 2,723
ATM issue of shares No. 11 [Member]
Disclosure of classes of share capital [line items]
Issue price												$ 0.2465
ATM issue of shares No. 11 [Member] | Contributed equity [member] | 10 August 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																										158,020
Issue of shares																										$ 38,949
ATM issue of shares No. 12 [Member]
Disclosure of classes of share capital [line items]
Issue price											$ 0.2413
ATM issue of shares No. 12 [Member] | Contributed equity [member] | 11 August 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																										330,960
Issue of shares																										$ 79,868
ATM issue of shares No. 13 [Member]
Disclosure of classes of share capital [line items]
Issue price										$ 0.2469
ATM issue of shares No. 13 [Member] | Contributed equity [member] | 12 August 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																										1,247,440
Issue of shares																										$ 308,050
ATM issue of shares No. 14 [Member]
Disclosure of classes of share capital [line items]
Issue price									$ 0.2211
ATM issue of shares No. 14 [Member] | Contributed equity [member] | 12 September 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																										651,030
Issue of shares																										$ 143,964
ATM issue of shares No. 15 [Member]
Disclosure of classes of share capital [line items]
Issue price								$ 0.2187
ATM issue of shares No. 15 [Member] | Contributed equity [member] | 13 September 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																										28,350
Issue of shares																										$ 6,200
ATM issue of shares No. 16 [Member]
Disclosure of classes of share capital [line items]
Issue price						$ 0.1789
ATM issue of shares No. 16 [Member] | Contributed equity [member] | 7 October 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																										736,760
Issue of shares																										$ 131,797
ATM issue of shares No. 17 [Member]
Disclosure of classes of share capital [line items]
Issue price					$ 0.1865
ATM issue of shares No. 17 [Member] | Contributed equity [member] | 28 October 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																										12,296,180
Issue of shares																										$ 2,293,288
ATM issue of shares No. 18 [Member]
Disclosure of classes of share capital [line items]
Issue price				$ 0.138
ATM issue of shares No. 18 [Member] | Contributed equity [member] | 11 January 2023 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																										20,000
Issue of shares																										$ 2,761
Professional and sophisticated investors placement – 1st tranche [Member]
Disclosure of classes of share capital [line items]
Issue price			$ 0.11
Professional and sophisticated investors placement – 1st tranche [Member] | Contributed equity [member] | 16 January 2023 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																										25,387,018
Issue of shares																										$ 2,792,572
Professional and sophisticated investors placement – 2nd tranche [Member]
Disclosure of classes of share capital [line items]
Issue price		$ 0.11
Professional and sophisticated investors placement – 2nd tranche [Member] | Contributed equity [member] | 28 February 2023 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																										15,522,075
Issue of shares																										$ 1,707,428
Share Placement Plan [Member]
Disclosure of classes of share capital [line items]
Issue price	$ 0.11
Share Placement Plan [Member] | Contributed equity [member] | 3 March 2023 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																										23,691,045
Issue of shares																										$ 2,606,000